SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 29, 2021	Dec. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013
Average interest rate, short-term bank deposits in U.S. dollars			0.77%	1.01%
Amortization in R&D expenses			$ 1,291	$ 829	$ 627
Revenue recognition under milestone method	$ 6,000	$ 2,000
Severance expenses			383	$ 572	$ 366
Investment amount			12,000
Upfront payment received			10,000			$ 10,000
Potential milestone compensation			200,000			$ 250,000
Accrued milestone payment			$ 8,000
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share			6,758,300	7,150,648	12,754,803
Master Clinical Agreement One [Member]
Investment amount			$ 12,000
Deferred participation of BMS in R&D expenses			4,121
Master Clinical Agreement Two [Member]
Investment amount			20,000
Deferred participation of BMS in R&D expenses			$ 5,000